Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Beginning of Period	$ 85	$ 18
Additions	98	67
Deductions	0	0
End of Period	$ 183	$ 85